Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Shares

9.          Stockholders’ Equity

Initial Public Offering

As described in Note 1 – Organization, in April 2019 Tradeweb Markets Inc. completed its IPO of 46,000,000 shares of Class A common stock at a public offering price of $27.00, which includes 6,000,000 shares of Class A common stock issued pursuant to the underwriters’ option to purchase additional shares of Class A common stock.  The Corporation received $1,161,270,000 in net proceeds, after deducting underwriting discounts and commissions but before deducting offering expenses, which were used to purchase LLC Interests from certain of the Bank Stockholders (and cancelled the corresponding shares of common stock as described below), at a purchase price per interest equal to the public offering price of $27.00, less the underwriting discounts and commissions payable thereon.

Reorganization Transactions

In connection with the IPO, the Reorganization Transactions described below were completed.

Amendment and Restatement of Certificate of Incorporation

On April 3, 2019, the certificate of incorporation of Tradeweb Markets Inc. was amended and restated to, among other things, provide for the authorization of (i) 250,000,000 shares of preferred stock with a par value of $0.00001 per share (ii) 1,000,000,000 shares of Class A common stock with a par value of $0.00001 per share; (iii) 450,000,000 shares of Class B common stock with a par value of $0.00001 per share; (iv) 350,000,000 shares of Class C common stock with a par value of $0.00001 per share; and (v) 300,000,000 shares of Class D common stock with a par value of $0.00001 per share.

Each share of Class A common stock and Class C common stock entitles its holder to one vote on all matters presented to the Corporation’s stockholders generally. Each share of Class B common stock and Class D common stock entitles its holder to ten votes on all matters presented to the Corporation’s stockholders generally. The holders of Class C common stock and Class D common stock have no economic interests in the Corporation (where “economic interests” means the right to receive any dividends or distributions, whether cash or stock, in connection with common stock). These attributes are summarized in the following table:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	10	Yes
Class C common stock	$0.00001	1	No
Class D common stock	$0.00001	10	No

Holders of outstanding shares of Class A common stock, Class B common stock, Class C common stock and Class D common stock will vote together as a single class on all matters presented to the Corporation’s stockholders for their vote or approval, except as otherwise required by applicable law.

Holders of Class B common stock may from time to time exchange all or a portion of their shares of Class B common stock for newly issued shares of Class A common stock on a one-for-one basis (in which case their shares of Class B common stock will be cancelled on a one-for-one basis upon any such issuance). Holders of Class D common stock may also from time to time exchange all or a portion of their shares of Class D common stock for newly issued shares of Class C common stock on a one-for-one basis (in which case their shares of Class D common stock will be cancelled on a one-for-one basis upon such issuance). In addition, with respect to each Bank Stockholder that holds shares of Class D common stock, immediately prior to the occurrence of any event that would cause the combined voting power held by such Bank Stockholder to exceed 4.9%, the minimum number of shares of Class D common stock of such Bank Stockholder that would need to convert into shares of Class C common stock such that the combined voting power held by such Bank Stockholder would not exceed 4.9% will automatically convert into shares of Class C common stock.

Each share of Class B common stock will automatically convert into one share of Class A common stock and each share of Class D common stock will automatically convert into one share of Class C common stock (i) immediately prior to any sale or other transfer of such share by a holder or its permitted transferees to a non-permitted transferee or (ii) once the Refinitiv Owners and their affiliates together no longer beneficially own a number of shares of common stock and LLC Interests that together entitle them to at least 10% of TWM LLC’s economic interest. Holders of LLC Interests that receive shares of Class C common stock upon any such conversion may continue to elect to have their LLC Interests redeemed for newly issued shares of Class A common stock as described below (in which case their shares of Class C common stock will be cancelled on a one-for-one basis upon such issuance).

Recapitalization of Tradeweb Markets LLC

On April 4, 2019, the TWM LLC Agreement was amended and restated to, among other things, (i) provide for the LLC Interests, (ii) exchange all of the existing membership interests of TWM LLC’s existing equityholders for LLC Interests and (iii) appoint the Corporation as the sole manager of TWM LLC.

All of the shares of TWM LLC outstanding prior to the Reorganization Transactions were exchanged for 222,222,197 LLC Interests. TWM LLC’s outstanding shares prior to the Reorganization Transactions consisted of the following classes of shares:

Class A Shares	146,333
Class C Shares	447
Class P(A) Shares	6,887
Class P(C) Shares	2
Class P-1(A) Shares	6,094
Class P-1(C) Shares	232

The TWM LLC Agreement requires that TWM LLC at all times maintain (i) a one-to-one ratio between the number of shares of Class A common stock and Class B common stock issued by the Corporation and the number of LLC Interests owned by the Corporation and (ii) a one-to-one ratio between the number of shares of Class C common stock and Class D common stock issued by the Corporation and the number of LLC Interests owned by the holders of such Class C common stock and Class D common stock.

LLC Interests held by the Continuing LLC Owners are redeemable, at the election of such holders, for newly issued shares of Class A common stock or Class B common stock, as the case may be, on a one-for-one basis (and such holders’ shares of Class C common stock or Class D common stock, as the case may be, will be cancelled on a one-for-one basis upon any such issuance). In the event of such election by a Continuing LLC Owner, the Corporation may, at its option, effect a direct exchange of Class A common stock or Class B common stock for such LLC Interests of the redeeming holders in lieu of such redemption. In addition, the Corporation’s board of directors may, at its option, instead of the foregoing redemptions or exchanges of LLC Interests, cause the Corporation to make a cash payment equal to the volume weighted average market price of one share of Class A common stock for each LLC Interest redeemed (subject to customary adjustments, including for stock splits, stock dividends and reclassifications) in accordance with the terms of the TWM LLC Agreement.

Issuance and Cancellation of Common Stock

•	As a result of the Refinitiv Contribution, the Corporation received 96,933,192 LLC Interests and the Refinitiv Direct Owner received 96,933,192 shares of Class B common stock.

•

The Corporation issued 20,000,000 shares of Class C common stock and 105,289,005 shares of Class D common stock to the Continuing LLC Owners, on a one-to-one basis with the number of LLC Interests they owned immediately following the amendment and restatement of the TWM LLC Agreement for nominal consideration (the Corporation canceled 9,993,731 shares of such Class C common stock and 36,006,269 shares of such Class D common stock in connection with the Corporation’s purchase of LLC Interests from certain of the Bank Stockholders using the net proceeds of the IPO).

Following the completion of the Reorganization Transactions, including the IPO and the application of the proceeds therefrom as described above, (i) the investors in the IPO collectively owned 46,000,000 shares of Class A common, representing 2.7% of the combined voting power of all of the Corporation’s common stock and, through the Corporation’s ownership of LLC Interests, 20.7% of the economic interest in TWM LLC; (ii) the Refinitiv Direct Owner owned 96,933,192 shares of Class B common stock, representing 56.4% of the combined voting power of all of the Corporation’s common stock and, through the Corporation’s ownership of LLC Interests, 43.6% of the economic interest in TWM LLC; (iii) the Refinitiv LLC Owner owned 22,988,329 shares of Class D common stock, representing 13.4% of the combined voting power of all of the Corporation’s common stock, and 22,988,329 LLC Interests, representing 10.3% of the economic interest in TWM LLC, (iv) the Continuing LLC Owners that continue to own LLC Interests (other than the Refinitiv LLC Owner) collectively owned 10,006,269 shares of Class C common stock and 46,294,407 shares of Class D common stock, representing 27.5% of the combined voting power of all of the Corporation’s common stock, and 56,300,676 LLC Interests, representing 25.3% of the economic interest in TWM LLC; and (v) the Corporation owned 142,933,192 LLC Interests, representing 64.3% of the economic interest in TWM LLC.

Tradeweb Markets LLC
Entity Information [Line Items]
Shares

12.           Shares

The Company's issued and vested shares are as follows:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	146,333	146,333
Class C Shares	447	447
Class P(A) Shares	6,887	6,887
Class P(C) Shares	2	2
Class P-1(A) Shares	6,094	—
Class P-1(C) Shares	232	—

Each outstanding Class A Share, Class P(A) Share, Class P-1(A) Share, Class C Share, Class P(C) Share and Class P-1(C) Share equally participates in the earnings of the Company. All of these shares cannot be transferred without approval by the Board of Managers of the Company, with the exception of transfers to certain related parties. Most of the Class A, Class P(A) and Class P-1(A) Shareholders have the right to appoint the members of the Board of Managers. The Class C, Class P(C) and Class P-1(C) Shareholders do not have the right to appoint members of the Board of Managers.

As a result of the Recapitalization described in Note 2, all of the outstanding Class A Shares, Class P(A) Shares, Class P-1(A) Shares, Class C Shares, Class P(C) Shares and Class P-1(C) Shares of the Company were exchanged for 222,222,197 LLC Interests.  The Company’s issued and vested shares adjusted retroactively for the Recapitalization, in their pre-exchange classes, are as follows at December 31, 2018 and 2017:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	203,245,361	203,245,361
Class C Shares	612,431	621,431
Class P(A) Shares	9,565,659	9,565,659
Class P(C) Shares	2,520	2,520
Class P-1(A) Shares	8,464,589	—
Class P-1(C) Shares	322,637	—